CONDENSED STATEMENT OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
General and administrative expense		$ 2,468,694			$ 20,233	$ 32,821	$ 5,919,125
General and administrative expenses - related party		30,000					90,000
Total operating expenses		(2,498,694)			(20,233)		(6,009,125)
Net income (loss)		$ 3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)	$ (32,821)	$ (5,543,192)
Class A Ordinary shares
Weighted average shares outstanding, basic and diluted		27,600,000					26,589,011
Basic and diluted net income per common share		$ 0.10					$ (0.17)
Class A Common Stock Subject to Redemption
Weighted average shares outstanding, basic and diluted	[1],[2]					6,000,000
Basic and diluted net income per common share						$ (0.01)
Class B Ordinary shares
Weighted average shares outstanding, basic and diluted		6,900,000			6,000,000		6,867,033
Basic and diluted net income per common share		$ 0.10			$ 0.00		$ (0.17)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).